Leases - Schedule of Lease Liability (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Lease Liability [Abstract]
Balance at beginning	$ 53,142
Addition			181,779
Early termination of office lease			(88,905)
Lease payments	(31,384)	(32,555)	(42,587)	$ (40,922)	$ (70,870)
Interest expense	3,204	$ 3,924	5,386	2,907	$ 14,433
Exchange rate differences			(2,531)
Balance at ending	$ 28,439		$ 53,142